Earnings (Loss) per Share	12 Months Ended
Dec. 31, 2012
Earnings Loss Per Share
Note 5. Earnings (Loss) per Share

Basic earnings (loss) per share is computed by dividing income/loss (numerator) applicable to common stockholders by the weighted average number of common shares outstanding (denominator) for the period. Diluted earnings or loss per share is computed by dividing income (numerator) applicable to common stockholders by the weighted average number of common shares outstanding (denominator) and dilutive common stock equivalents for the period.